Other Payables and Accruals	6 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
Other payables and accruals	Note 7. Other payables and accruals
	As of
	December 31, 2025	June 30, 2025
Payroll payable	$5,338	$5,442
Other payables	100,202	134,086
	$105,540	$139,528